Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Costs
The components of lease expense were as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Operating lease cost	$52,213
Financing lease cost	2,235
The total rental expense, as calculated prior to the adoption of ASU 2016-02, was as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2018	2017
Rental Expense	$42,365	$37,785
Supplemental cash flow information related to leases was as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating activities	$51,444
Operating cash flow from finance leases	64
Financing cash flow from finance leases	2,204
Right-of-use assets obtained in exchange for lease obligations
Operating leases	29,823
Finance leases	2,833

Weighted average remaining lease term and discount rate were as follows:

December 31, 2019
Weighted average remaining lease term in years
Operating leases	11.3
Finance leases	3.3
Weighted average discount rate
Operating leases	3.89%
Finance leases	1.69%

Supplemental Balance Sheet Information
Right of use assets by region were as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Operating Leases
North America	$143,556
Europe, Africa and Middle East	110,552
Greater Asia	20,492
Latin America	13,270
Consolidated	$287,870
Financing Leases
North America	$246
Europe, Africa and Middle East	3,221
Greater Asia	516
Latin America	809
Consolidated	$4,792

Supplemental balance sheet information related to leases was as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Operating Leases
Operating lease right-of-use assets(1)	$287,870

Other current liabilities(2)	37,744
Operating lease liabilities(3)	253,367
Total operating lease liabilities	291,111
Financing Leases
Financing lease right-of-use assets(1)	4,792

Other current liabilities(2)	1,931
Financing lease liabilities(3)	2,525
Total financing lease liabilities	4,456

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of lease liabilities were as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Operating Leases
Less than 1 Year	$49,199
1-3 Years	81,829
3-5 Years	60,489
After 5 years	178,231
Less: Imputed Interest	(78,637)
Total	$291,111
Financing Leases
Less than 1 Year	$2,036
1-3 Years	2,073
3-5 Years	486
After 5 years	26
Less: Imputed Interest	(165)
Total	$4,456

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum rental payments under non-cancellable operating leases, as calculated prior to the adoption of ASU 2016-02, were as follows:

(DOLLARS IN THOUSANDS)	December 31, 2018
2019	$49,350
2020	42,156
2021	36,445
2022	32,174
2023	28,499
Thereafter	201,078
Total	$389,700